Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 15, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Additional details on Income taxes [line items]
Effective tax rate		19.50%	21.40%
Deferred tax assets		$ 2,446	$ 1,472	$ 2,011
Unused tax losses		417	429
Tax credits		18	130
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized		$ 22,000	26,000
Percentage of decrease in effective income tax rate		190.00%
Percentage of increase in canadian corporate tax rate		1.50%
Threshold taxable income for increased taxable rate		$ 100
Increase in income taxes due to canada recovery dividend		1,200
CRD effect on net income		1,000
CRD effect on other comprehensive income		$ 200
Permanent increase in corporate income tax rate on taxable income above 100 million		1.50%
Bottom of range [member]
Additional details on Income taxes [line items]
Corporate income tax rate		26.20%
Top of range [member]
Additional details on Income taxes [line items]
Corporate income tax rate		27.70%
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 434
2012 to 2017 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		1,628
2018 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		228
2022 taxation year [member]
Additional details on Income taxes [line items]
One time income tax rate percentage	15.00%
Threshold limit of taxable income beyond which one time time tax is applicable	$ 1,000
Duration over which the one time tax shall be paid	5 years
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets		261	322
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses		0	0
Tax credits		0	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses		0	0
Tax credits			93
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses		417	429
Tax credits		$ 18	$ 37